UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2015

Date of reporting period: 9/30/2015

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2015 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.7%

Consumer Discretionary – 12.2%
Auto Components - 1.3%
Drew Industries	91,766	$5,011,342
Fuel Systems Solutions [1]	19,400	93,702
Gentex Corporation	292,870	4,539,485
Global & Yuasa Battery	28,500	981,635
MRF	800	510,002
Selamat Sempurna	1,816,700	554,687
Standard Motor Products	50,391	1,757,638

		13,448,491

Automobiles - 1.2%
Thor Industries [2,3]	157,400	8,153,320
Winnebago Industries	211,400	4,048,310

		12,201,630

Distributors - 1.0%
Core-Mark Holding Company	115,200	7,539,840
Weyco Group	97,992	2,649,704

		10,189,544

Diversified Consumer Services - 1.0%
American Public Education [1]	39,400	923,930
Collectors Universe	58,000	874,640
DeVry Education Group	26,054	708,930
Lincoln Educational Services [1]	430,600	219,606
Regis Corporation [1,3]	233,800	3,062,780
Sotheby’s	138,200	4,419,636
Universal Technical Institute	130,432	457,816

		10,667,338

Hotels, Restaurants & Leisure - 0.2%
Century Casinos [1]	219,600	1,350,540
Thomas Cook (India)	100,000	309,917
Tropicana Entertainment [1,4]	11,100	172,427

		1,832,884

Household Durables - 2.5%
Ethan Allen Interiors	320,800	8,472,328
Flexsteel Industries	21,500	671,875
Harman International Industries	28,600	2,745,314
Mohawk Industries [1,3]	28,000	5,090,120
Natuzzi ADR [1]	2,096,300	4,297,415
NVR [1]	1,640	2,501,361
Stanley Furniture [1,5]	1,012,235	2,986,093

		26,764,506

Internet & Catalog Retail - 0.2%
Blue Nile [1]	58,300	1,955,382
Manutan International	4,200	201,635

		2,157,017

Leisure Products - 1.0%
LeapFrog Enterprises Cl. A [1]	162,000	115,587
Nautilus [1]	699,000	10,485,000
Shimano	3,500	493,272

		11,093,859

Media - 1.5%
E.W. Scripps Company Cl. A	90,890	1,606,026
Harte-Hanks	166,730	588,557
McClatchy Company (The) Cl. A [1]	650,900	631,373
Morningstar	84,600	6,789,996
New Media Investment Group	46,800	723,528
Pico Far East Holdings	3,484,400	805,909
Rentrak Corporation [1]	15,400	832,678
T4F Entretenimento [1]	143,800	105,189
Technicolor	30,000	207,337
Television Broadcasts	58,400	195,469
Wiley (John) & Sons Cl. A	57,440	2,873,723

		15,359,785

Multiline Retail - 0.0%
New World Department Store China	2,691,000	456,897
Parkson Retail Asia	345,800	77,745

		534,642

Specialty Retail - 1.0%
Buckle (The) [3]	103,445	3,824,362
Destination Maternity	42,200	389,084
Genesco [1]	52,005	2,967,925
I.T	1,127,000	289,941
Oriental Watch Holdings	672,113	90,672
Systemax [1]	194,000	1,453,060
TravelCenters of America LLC [1]	62,500	645,625
West Marine [1]	131,100	1,151,058

		10,811,727

Textiles, Apparel & Luxury Goods - 1.3%
Asia Brands	56,500	18,123
Crown Crafts	139,141	1,142,348
Culp	29,400	942,858
Fossil Group [1]	11,680	652,679
J.G. Boswell Company [4]	3,396	2,224,380
Kewal Kiran Clothing	1,482	48,725
Movado Group	128,651	3,323,055
Pacific Textiles Holdings	250,000	340,310
Stella International Holdings	100,000	245,153
Van de Velde	10,000	646,788
Wolverine World Wide [3]	148,500	3,213,540
YGM Trading	1,082,600	980,321

		13,778,280

Total		128,839,703

Consumer Staples – 2.8%
Beverages - 0.3%
Compania Cervecerias Unidas ADR	134,000	2,968,100

Food Products - 2.1%
Alico [3]	27,000	1,095,930
Binggrae	14,000	888,569
Cal-Maine Foods	92,516	5,052,299
Farmer Bros. [1]	40,000	1,090,000
Industrias Bachoco ADR	35,695	2,180,964
Sanderson Farms [3]	7,500	514,275
Seneca Foods Cl. A [1]	229,255	6,040,869
Seneca Foods Cl. B [1]	13,840	442,880
SunOpta [1]	143,559	697,697
Tootsie Roll Industries [3]	127,859	4,000,708
Waterloo Investment Holdings [1,6]	598,676	227,497

		22,231,688

Personal Products - 0.4%
Nu Skin Enterprises Cl. A [3]	95,960	3,961,229

Total		29,161,017

Energy – 2.9%
Energy Equipment & Services - 2.4%
CARBO Ceramics [2,3]	63,000	1,196,370
Ensign Energy Services	134,000	824,384
Gulf Island Fabrication	32,964	347,111
Helmerich & Payne	92,890	4,389,981
ION Geophysical [1]	1,078,200	420,498
Oil States International [1]	38,433	1,004,254
Pason Systems	374,020	5,257,861
SEACOR Holdings [1]	112,469	6,726,771
TGS-NOPEC Geophysical	83,040	1,534,939
Tidewater [3]	24,000	315,360
Trican Well Service [1]	897,300	457,223
Unit Corporation [1]	293,049	3,299,732

		25,774,484

Oil, Gas & Consumable Fuels - 0.5%
Green Plains	100,241	1,950,690
Permian Basin Royalty Trust	161,000	983,710
World Fuel Services	41,600	1,489,280
WPX Energy [1]	110,000	728,200

		5,151,880

Total		30,926,364

Financials – 17.9%
Banks - 1.7%
Bank of N.T. Butterfield & Son	1,784,161	3,157,965
BCB Holdings [1]	209,426	17,424
Blue Hills Bancorp	104,180	1,442,893
Farmers & Merchants Bank of Long
Beach [4]	1,200	7,251,600
Fauquier Bankshares	160,800	2,482,752
First Citizens BancShares Cl. A	17,026	3,847,876

		18,200,510

Capital Markets - 8.8%
AllianceBernstein Holding L.P.	102,000	2,713,200
Ares Management L.P.	375,900	6,570,732
Artisan Partners Asset Management Cl. A	145,700	5,133,011
ASA Gold and Precious Metals	324,821	2,540,100
Ashmore Group	1,144,000	4,275,247
Azimut Holding	12,000	258,256
BHF Kleinwort Benson Group [1]	293,500	1,751,564
CETIP - Mercados Organizados	485,700	4,030,655
Citadel Capital [1]	11,799,921	2,426,226
Cowen Group [1]	250,824	1,143,758
Dundee Corporation Cl. A [1]	629,800	4,068,097
Eaton Vance [2,3]	40,500	1,353,510
Edmond de Rothschild (Suisse)	133	2,497,332
Federated Investors Cl. B	303,310	8,765,659
GAMCO Investors Cl. A	20,200	1,108,980
GCA Savvian	11,513	144,793
Jupiter Fund Management	230,000	1,512,340
Lazard Cl. A	87,825	3,802,823
Medley Management Cl. A	109,500	724,890
mutares	1,266	27,640
MVC Capital	324,200	2,661,682
Newtek Business Services	65,900	1,082,737
Partners Group Holding	1,075	365,238
Rothschild & Co	196,893	5,729,427
SEI Investments	211,665	10,208,603
Sprott	590,000	1,047,808
U.S. Global Investors Cl. A	661,751	1,144,829
Value Partners Group	5,453,000	5,199,918
Virtus Investment Partners	29,330	2,947,665
VZ Holding	1,200	373,375
Westwood Holdings Group	54,573	2,966,043
ZAIS Group Holdings Cl. A [1,2,3]	492,300	4,637,466

		93,213,604

Consumer Finance - 0.2%
EZCORP Cl. A [1]	213,000	1,314,210
Shriram City Union Finance	10,000	257,804

		1,572,014

Diversified Financial Services - 1.6%
Bajaj Holdings & Investment	14,100	339,502
Banca Finnat Euramerica	1,060,000	586,444
First Pacific	1,020,000	626,256
MarketAxess Holdings	100,000	9,288,000
PICO Holdings [1]	100,400	971,872
Sofina	19,698	2,193,673
TMX Group	91,000	3,195,399

		17,201,146

Insurance - 2.2%
Alleghany Corporation [1]	2,709	1,268,110
Atlas Financial Holdings [1]	9,500	175,750
E-L Financial	16,500	8,469,341
Erie Indemnity Cl. A	25,000	2,073,500
Greenlight Capital Re Cl. A [1]	230,561	5,136,899
Independence Holding Company	349,423	4,528,522
ProAssurance Corporation	17,139	841,011
WMI Holdings [1]	77,742	200,574

		22,693,707

Investment Companies - 0.3%
RIT Capital Partners	149,000	3,383,191

Real Estate Management & Development - 2.1%
AV Homes [1]	55,500	750,360
E-House (China) Holdings ADR [2,3]	118,765	705,464
Forestar Group [1]	102,000	1,341,300
FRP Holdings [1]	212,958	6,418,554
Kennedy-Wilson Holdings	101,300	2,245,821
St. Joe Company (The) [1]	177,000	3,386,010
Sun Frontier Fudousan	17,600	133,851
Tejon Ranch [1]	342,600	7,472,106
Tejon Ranch (Warrants) [1]	96,561	15,450

		22,468,916

Thrifts & Mortgage Finance - 1.0%
Genworth MI Canada	262,525	5,655,747
Timberland Bancorp [5]	444,200	4,828,454
Vestin Realty Mortgage II [1]	53,557	170,311

		10,654,512

Total		189,387,600

Health Care – 5.5%
Biotechnology - 0.7%
ARIAD Pharmaceuticals [1,2,3]	140,000	817,600
Cancer Genetics [1]	17,400	136,068
Celsion Corporation [1]	51,824	86,546
Myriad Genetics [1,3]	8,463	317,193
Sangamo BioSciences [1]	75,052	423,293
Zealand Pharma [1]	259,085	5,709,721

		7,490,421

Health Care Equipment & Supplies - 2.5%
Analogic Corporation	53,335	4,375,603
Atrion Corporation [3]	17,079	6,403,942
bioMerieux	4,000	432,726
Cerus Corporation [1]	198,000	898,920
CONMED Corporation	81,500	3,890,810
Derma Sciences [1]	87,142	410,439
DiaSorin	7,000	306,319
IDEXX Laboratories [1,2,3]	114,822	8,525,533
Invacare Corporation	38,900	562,883
Trinity Biotech ADR Cl. A	66,100	756,184

		26,563,359

Health Care Providers & Services - 0.4%
Aceto Corporation	43,915	1,205,467
Addus HomeCare [1]	33,900	1,055,985
Landauer	50,000	1,849,500

		4,110,952

Health Care Technology - 0.1%
Medidata Solutions [1]	40,000	1,684,400

Life Sciences Tools & Services - 1.2%
Bio-Rad Laboratories Cl. A [1]	21,548	2,894,112
Bio-Techne	49,393	4,566,877
PAREXEL International [1]	56,600	3,504,672
PerkinElmer	39,000	1,792,440

		12,758,101

Pharmaceuticals - 0.6%
Boiron	4,200	405,231
Lannett Company [1]	19,650	815,868
Lipocine [1]	55,866	660,895
Medicines Company (The) [1]	58,000	2,201,680
Santen Pharmaceutical	52,000	700,813
Theravance Biopharma [1]	63,291	695,568
Vetoquinol	10,000	437,935

		5,917,990

Total		58,525,223

Industrials – 27.6%
Aerospace & Defense - 1.8%
Ducommun [1]	117,200	2,352,204
FLYHT Aerospace Solutions [1]	700,000	99,663
HEICO Corporation	155,938	7,622,250
HEICO Corporation Cl. A	80,808	3,669,491
Hexcel Corporation	47,500	2,130,850
Magellan Aerospace	122,779	1,455,499
Teledyne Technologies [1]	20,600	1,860,180

		19,190,137

Air Freight & Logistics - 2.3%
Expeditors International of Washington	158,900	7,476,245
Forward Air	209,750	8,702,528
Frontier Services Group [1]	1,759,914	317,224
Hub Group Cl. A [1,2,3]	149,400	5,439,654
UTi Worldwide [1]	635,400	2,916,486

		24,852,137

Building Products - 0.9%
American Woodmark [1]	117,135	7,598,547
Burnham Holdings Cl. B [4]	36,000	624,600
Patrick Industries [1]	14,750	582,478
Polypipe Group	103,000	514,008

		9,319,633

Commercial Services & Supplies - 2.7%
Atento [1]	113,700	1,199,535
Brady Corporation Cl. A	45,900	902,394
CompX International Cl. A	211,100	2,319,989
Copart [1]	178,360	5,868,044
dorma+kaba Holding	600	368,848
Heritage-Crystal Clean [1]	152,527	1,566,452
InnerWorkings [1]	114,000	712,500
Kimball International Cl. B	286,180	2,707,263
Ritchie Bros. Auctioneers	388,254	10,048,014
Societe BIC	1,500	233,173
Steelcase Cl. A	128,030	2,357,032

		28,283,244

Construction & Engineering - 2.5%
EMCOR Group [2,3]	149,400	6,610,950
Integrated Electrical Services [1]	677,482	5,230,161
Jacobs Engineering Group [1,2,3]	164,900	6,172,207
KBR	349,192	5,817,539
Northwest Pipe [1]	114,500	1,495,370
Sterling Construction [1]	326,671	1,342,618

		26,668,845

Electrical Equipment - 1.4%
AZZ	43,300	2,108,277
Franklin Electric	209,200	5,696,516
Global Power Equipment Group	158,317	581,023
Powell Industries	94,500	2,844,450
Preformed Line Products	91,600	3,402,940

		14,633,206

Industrial Conglomerates - 0.6%
A. Soriano	2,791,000	359,195
Carlisle Companies [2,3]	19,835	1,733,182
Raven Industries	226,725	3,842,989

		5,935,366

Machinery - 10.0%
Astec Industries	20,000	670,200
Burckhardt Compression Holding	8,400	2,721,142
Chen Hsong Holdings	1,159,000	273,543
China Metal International Holdings	249,000	66,923
CIRCOR International	107,504	4,313,061
CLARCOR	92,500	4,410,400
Columbus McKinnon	95,455	1,733,463
Deutz	115,000	385,530
Donaldson Company	193,559	5,435,137
Federal Signal	139,290	1,909,666
Graco	104,776	7,023,135
Graham Corporation	20,568	363,025
Hurco Companies	25,952	680,980
Hyster-Yale Materials Handling Cl. A	16,505	954,484
IDEX Corporation	67,400	4,805,620
John Bean Technologies	180,016	6,885,612
Kennametal	202,650	5,043,959
Lincoln Electric Holdings	61,360	3,217,105
Lindsay Corporation [2,3]	33,000	2,237,070
Lydall [1]	66,480	1,894,015
Mincon Group	384,100	302,144
Mueller Water Products Cl. A	33,600	257,376
NN	308,700	5,710,950
Nordson Corporation	24,296	1,529,190
RBC Bearings [1]	121,800	7,275,114
Semperit AG Holding	12,940	392,710
Spirax-Sarco Engineering	7,600	322,649
Sun Hydraulics	103,118	2,832,651
Tennant Company	103,900	5,837,102
Valmont Industries [3]	67,045	6,361,900
WABCO Holdings [1]	43,400	4,549,622
Wabtec Corporation	78,740	6,933,057
Woodward	208,400	8,481,880

		105,810,415

Marine - 0.6%
Clarkson	198,700	6,133,609

Professional Services - 3.1%
Acacia Research	103,000	935,240
Advisory Board (The) [1,2,3]	150,277	6,843,614
Franklin Covey [1]	60,000	963,600
Heidrick & Struggles International	66,480	1,293,036
ICF International [1]	38,866	1,181,138
ManpowerGroup	83,858	6,867,132
On Assignment [1,3]	334,995	12,361,315
Robert Half International	14,812	757,782
TrueBlue [1]	40,740	915,428
Volt Information Sciences [1]	52,000	473,200

		32,591,485

Road & Rail - 1.0%
Genesee & Wyoming Cl. A [1]	20,000	1,181,600
Landstar System	99,400	6,308,918
Saia [1,3]	66,930	2,071,483
Trancom	6,647	356,885
Universal Truckload Services	78,916	1,228,722

		11,147,608

Trading Companies & Distributors - 0.5%
Kloeckner & Co	31,300	255,834
MISUMI Group	30,000	310,551
MSC Industrial Direct Cl. A [2,3]	78,923	4,816,671

		5,383,056

Transportation Infrastructure - 0.2%
Hopewell Highway Infrastructure	1,012,000	505,932
Touax	40,040	560,779
Wesco Aircraft Holdings [1]	68,400	834,480

		1,901,191

Total		291,849,932

Information Technology – 20.3%
Communications Equipment - 0.5%
ADTRAN [3]	234,973	3,430,606
Alliance Fiber Optic Products	42,900	733,161
Bel Fuse Cl. B	30,238	587,826
Extreme Networks [1]	212,000	712,320

		5,463,913

Electronic Equipment, Instruments & Components - 9.3%
Agilysys [1]	165,125	1,836,190
Anixter International [1,2,3]	70,895	4,096,313
Benchmark Electronics [1]	156,900	3,414,144
Cognex Corporation [2,3]	69,800	2,399,026
Coherent [1]	160,596	8,784,601
Dolby Laboratories Cl. A	93,410	3,045,166
DTS [1]	225,000	6,007,500
FARO Technologies [1]	90,000	3,150,000
FEI Company	82,100	5,996,584
FLIR Systems	262,600	7,350,174
HollySys Automation Technologies	70,982	1,240,765
IPG Photonics [1,2,3]	60,950	4,630,372
Kimball Electronics [1]	214,635	2,560,596
LRAD Corporation [1]	641,944	1,072,046
Mercury Systems [1]	38,200	607,762
Methode Electronics	14,600	465,740
National Instruments	261,850	7,276,812
Newport Corporation [1]	541,000	7,438,750
PC Connection	16,301	337,920
Perceptron [1]	357,700	2,714,943
Plexus Corporation [1]	176,100	6,793,938
Richardson Electronics	573,732	3,379,281
Rofin-Sinar Technologies [1]	265,981	6,896,887
Rogers Corporation [1]	57,066	3,034,770
TTM Technologies [1,2,3]	496,400	3,092,572
Vishay Precision Group [1]	78,826	913,593

		98,536,445

Internet Software & Services - 1.5%
Care.com [1]	386,000	1,984,040
j2 Global	30,590	2,167,301
QuinStreet [1]	488,232	2,709,688
RealNetworks [1]	376,750	1,540,908
Spark Networks [1,2,3]	366,300	1,054,944
Stamps.com [1]	34,400	2,545,944
Support.com [1]	1,599,399	1,791,327
Textura Corporation [1]	23,800	614,992
Tomorrow Focus [1]	44,900	156,418
United Online [1]	116,571	1,165,710

		15,731,272

IT Services - 3.0%
Computer Task Group	178,000	1,101,820
Convergys Corporation [3]	121,000	2,796,310
eClerx Services	13,500	329,282
Hackett Group (The)	1,039,366	14,291,282
Hexaware Technologies	75,000	283,806
Innodata [1]	314,314	732,352
MAXIMUS	107,500	6,402,700
MoneyGram International [1]	75,000	601,500
Net 1 UEPS Technologies [1]	15,000	251,100
Persistent Systems	35,000	355,818
Prodware	20,100	117,224
Sykes Enterprises [1]	120,364	3,069,282
Unisys Corporation [1]	94,000	1,118,600

		31,451,076

Semiconductors & Semiconductor Equipment - 2.7%
Amtech Systems [1]	124,571	535,655
Brooks Automation	116,100	1,359,531
Cascade Microtech [1]	61,800	873,852
Diodes [1]	270,850	5,788,065
Exar Corporation [1]	157,576	937,577
Intermolecular [1]	185,448	350,497
Kopin Corporation [1]	242,200	760,508
Kulicke & Soffa Industries [1]	77,400	710,532
MKS Instruments	185,770	6,228,868
MoSys [1,2,3]	337,000	502,130
Nanometrics [1]	169,770	2,061,008
Photronics [1]	205,600	1,862,736
Teradyne	130,000	2,341,300
Tessera Technologies	37,370	1,211,162
Ultra Clean Holdings [1]	50,300	288,722
Veeco Instruments [1,2,3]	114,320	2,344,703

		28,156,846

Software - 2.4%
American Software Cl. A	88,490	833,576
ANSYS [1,2,3]	95,000	8,373,300
Blackbaud	31,400	1,762,168
Computer Modelling Group	313,200	2,659,090
Cyient	30,000	255,541
ePlus [1]	12,700	1,004,189
Mentor Graphics	106,563	2,624,647
Model N [1]	104,000	1,041,040
Monotype Imaging Holdings	150,080	3,274,746
PSI [1]	52,500	704,148
SeaChange International [1]	228,369	1,438,725
SimCorp	9,300	468,703
TiVo [1]	109,100	944,806
TOTVS	50,000	380,124

		25,764,803

Technology Hardware, Storage & Peripherals - 0.9%
Diebold [2,3]	266,600	7,936,682
Intevac [1]	114,000	524,400
Kortek	99,000	1,196,522
Kortek (Rights) [1,6]	20,437	56,037
Silicon Graphics International [1]	98,440	386,869

		10,100,510

Total		215,204,865

Materials – 7.2%
Chemicals - 1.9%
C. Uyemura & Co.	5,800	282,490
FutureFuel Corporation	51,500	508,820
Hawkins	86,178	3,317,853
Innospec	51,198	2,381,219
Minerals Technologies	98,853	4,760,760
Quaker Chemical	109,669	8,453,287
Umicore	6,000	231,208
Victrex	8,000	215,073

		20,150,710

Construction Materials - 1.0%
Ash Grove Cement Cl. B [4]	50,518	10,154,118
Mardin Cimento Sanayii	142,075	189,354

		10,343,472

Containers & Packaging - 0.8%
Greif Cl. A	106,344	3,393,437
Mayr-Melnhof Karton	32,400	3,739,809
UFP Technologies [1]	62,109	1,419,191

		8,552,437

Metals & Mining - 3.4%
Ampco-Pittsburgh	56,211	613,262
Central Steel & Wire [4]	4,862	3,019,302
Exeter Resource [1]	475,000	152,000
Franco-Nevada Corporation	108,000	4,754,160
Gold Fields ADR	865,000	2,300,900
Haynes International	23,000	870,320
Hecla Mining	660,000	1,300,200
IAMGOLD Corporation [1]	510,000	831,300
Imdex [1]	1,083,541	140,906
Lundin Mining [1]	640,000	1,808,018
Major Drilling Group International	406,543	1,355,651
Pan American Silver	130,430	828,230
Pretium Resources [1]	246,000	1,489,457
Reliance Steel & Aluminum	172,020	9,290,800
Seabridge Gold [1,2,3]	282,000	1,635,600
Synalloy Corporation	178,800	1,637,808
Vista Gold [1]	124,000	35,960
Worthington Industries	148,000	3,919,040

		35,982,914

Paper & Forest Products - 0.1%
Schweitzer-Mauduit International	9,748	335,136
TFS Corporation	246,700	264,671

		599,807

Total		75,629,340

Telecommunication Services – 0.5%
Wireless Telecommunication Services - 0.5%
Spok Holdings	18,595	306,074
Telephone and Data Systems	208,270	5,198,419

Total		5,504,493

Utilities – 0.1%
Gas Utilities - 0.1%
Shizuoka Gas	110,000	717,079
Toho Gas	60,000	355,095

		1,072,174

Multi-Utilities - 0.0%
Just Energy Group [3]	20,600	126,896

Total		1,199,070

Miscellaneous [7] – 4.7%
Total		49,818,936

TOTAL COMMON STOCKS
(Cost $963,919,815)		1,076,046,543

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation, 0.00% dated 9/30/15, due 10/1/15, maturity value $37,361,000 (collateralized by obligations of various U.S. Government Agencies, 2.00% due 10/31/21, valued at $38,109,794) (Cost $37,361,000)		37,361,000

TOTAL INVESTMENTS – 105.3%
(Cost $1,001,280,815)		1,113,407,543

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.3)%		(55,564,554)

NET ASSETS – 100.0%		$1,057,842,989

[1]	Non-income producing.
[2]	At September 30, 2015, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $65,978,524.
[3]
All or a portion of these securities were pledged as collateral in connection with the revolving credit agreement at September 30, 2015. Total market value of pledged securities at September 30, 2015, was $117,230,914.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
At September 30, 2015, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[6]
Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[7]	Includes securities first acquired in 2015 and less than 1% of net assets.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,002,519,576. At September 30, 2015, net unrealized appreciation for all securities was $110,887,967, consisting of aggregate gross unrealized appreciation of $261,052,107 and aggregate gross unrealized depreciation of $150,164,140. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$970,930,245	$104,832,764	$283,534	$1,076,046,543
Cash Equivalents	–	37,361,000	–	37,361,000

For the nine months ended September 30, 2015, certain securities have transferred in and out of Level 1 and Level 2 measurements. The Fund recognizes transfers between levels as of the end of the reporting period. At September 30, 2015, securities valued at $77,745 were transferred from Level 1 to Level 2 and securities valued at $4,153,966 were transferred from Level 2 to Level 1, respectively, within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/14	Purchases	Sales	Realized and Unrealized Gain (Loss)	Balance as of 9/30/15

Common Stocks	$ 270,001	$0	$ 1	$ 13,534	$283,534
Preferred Stocks	1,216,350		724,062	(492,288)	–

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Borrowings:
The Fund has entered into a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage Inc. (BNPP). As of September 30, 2015, the Fund has outstanding borrowings of $70,000,000. During the period ended September 30, 2015, the Fund borrowed an average daily balance of $70,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 360-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding and has granted a security interest in the securities pledged to, and in favor of, BNPP as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement necessitating the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPP to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPP on demand. If BNPP fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPP for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPP, the Fund, upon notice to BNPP, may reduce the loan balance outstanding by the amount of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPP in connection with the rehypothecation of portfolio securities.

Transactions in Affiliated Companies:
An “Affiliated Company” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The Fund effected the following transactions in shares of such companies for the nine months ended September 30, 2015:

Affiliated Company	Shares 12/31/14	Market Value 12/31/14	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Dividend Income	Shares 9/30/15	Market Value 9/30/15

Stanley Furniture	1,012,235	$2,773,524	–	–	–	–	1,012,235	$2,986,093
Timberland Bancorp	444,200	4,708,520	–	–	–	$84,398	444,200	4,828,454
		$7,482,044				$84,398		$7,814,547

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, Royce Value Trust, Inc.
Date: November 20, 2015

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, Royce Value Trust, Inc.
Date: November 20, 2015